Group Statement Of Comprehensive Income - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement of comprehensive income [abstract]
Profit after tax for the year		$ 22,575	$ 10,400	$ 6,972
Items that will not be reclassified to the income statement:
Re-measurement gains/(losses) on pension and post-retirement healthcare plans		1,026	(474)	(262)
Changes in the fair value of equity investments held at fair value through other comprehensive income (FVOCI)		5	10	(5)
Tax relating to these components of other comprehensive income		(305)	112	83
Share of other comprehensive income/(losses) of equity accounted units, net of tax		12	(6)	(6)
Items that will not be reclassified to profit or loss		738	(358)	(190)
Items that have been/may be subsequently reclassified to the income statement:
Currency translation adjustment	[1]	(1,843)	2,967	343
Currency translation on companies disposed of, transferred to the income statement		0	0	215
Fair value movements:
– Cash flow hedge (losses)/gains		(211)	24	12
– Cash flow hedge losses/(gains) transferred to the income statement		14	(63)	(41)
Net change in costs of hedging reserve		(18)	7	3
Tax relating to these components of other comprehensive loss/(income)		62	3	(6)
Share of other comprehensive (losses)/income of equity accounted units, net of tax		(12)	4	10
Other comprehensive (loss)/income for the year, net of tax		(1,270)	2,584	346
Total comprehensive income for the year	[2]	21,305	12,984	7,318
– attributable to owners of Rio Tinto		19,896	12,201	8,351
– attributable to non-controlling interests		$ 1,409	$ 783	$ (1,033)

[1]	Excludes a currency translation charge of US$211 million (2020: gain of US$333 million; 2019: charge of US$29 million) arising on Rio Tinto Limited’s share capital for the year ended 31 December 2021, which is recognised in the Group statement of changes in equity. Refer to the Group statement of changes in equity on page 216.
[2]	Refer to Group statement of comprehensive income for further details. Adjustments to other reserves include currency translation attributable to owners of Rio Tinto, other than that arising on Rio Tinto Limited’s share capital.